Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2050 Portfolio	Apr. 30, 2025
VIP Freedom 2050 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.83%
Past 5 years	9.34%
Past 10 years	9.06%
VIP Freedom 2050 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.74%
Past 5 years	9.23%
Past 10 years	8.96%
VIP Freedom 2050 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	13.55%
Past 5 years	9.06%
Past 10 years	8.79%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWG0
Average Annual Return:
Past 1 year	14.43%
Past 5 years	8.78%
Past 10 years	8.90%